Fair Value Measurements - (Carrying Amounts and Fair Values of Financial Instruments) (Details) $ in Millions	Sep. 27, 2019 USD ($)
Assets
Assets
Cross-currency swap derivative contracts	$ 5.7
Assets | Carrying Amount
Assets
Cross-currency swap derivative contracts	5.7
Assets | Fair Value
Assets
Cross-currency swap derivative contracts	5.7
Liability
Liabilities
Interest rate swap derivative contracts	0.7
Liability | Carrying Amount
Liabilities
Interest rate swap derivative contracts	0.7
Long-term debt	1,304.5
Liability | Fair Value
Liabilities
Interest rate swap derivative contracts	0.7
Long-term debt	$ 1,304.5